Taxation - Schedule of Taxation (Details) - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Current tax
Current year		R 304,911	R 297,670	R 297,546
Prior year		2,846	(1,998)	(120)
Total current taxation		307,757	295,672	297,426
Deferred tax
Current year		23,303	(4,340)	(12,964)
Prior year		(10,335)	(8,564)	6,464
Total deferred taxation		12,968	(12,904)	(6,500)
Withholding tax		27,810	27,043	20,628
Total tax expense		348,535	309,811	311,554
Reconciliation between accounting profit and tax expense:
Profit before taxation		1,359,647	1,246,921	1,065,710
Tax at the applicable tax rate of 17% 1 (2025: 17%, 2024: 17%)	[1]	231,139	211,976	181,171
Effect of different tax rates in foreign jurisdictions		97,937	97,965	90,081
Taxation effect of adjustments on taxable income:
Utilization of previously unrecognized tax losses		(11,060)	(7,918)	(10,811)
Tax incentive		(4,128)	(3,130)	(6,549)
Income not subject to tax		(465)	(5,924)	(1,414)
Non-deductible expenses for tax purposes:
Impairment of goodwill			7,413
Other non-deductible expenses		7,153	3,997	15,898
Recognition of previously unrecognized tax losses		8,255	(11,956)
Current year losses for which no deferred tax asset is recognized		6,097	3,663	19,223
Withholding tax		27,810	27,043	20,628
Prior year tax (over)/under provision		(7,489)	(10,562)	6,344
Tax effect of deferred tax on decrease in tax rate			79
Others		(6,714)	(2,835)	(3,017)
Total tax expense		R 348,535	R 309,811	R 311,554

[1]	This is the corporate tax rate in Singapore.